UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ------------------------

Check here if Amendment [X]; Amendment Number:       1
                                                  -------
   This Amendment (Check only one.):  [X] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/PETER W. MAY              New York, New York            5/15/08
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:         $ 554,437
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number     Name


01     28-11639                 Nelson Peltz

02     28-11640                 Peter W. May

03     28-11641                 Edward P. Garden

04     28-06499                 Sandell Asset Management Corp.

05     28-12039                 Trian Fund Management, L.P.



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                                               FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6     COLUMN 7          COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL   DISCRETION    MANAGERS     SOLE   SHARED   NONE
--------------     --------------     -----     --------     -------    ---  ----   ----------    --------     ----   ------   ----

Wendy's Intl Inc.      COM         950590109     8,774      251,320     SH           Defined       1,2,3,5            251,320

Wendy's Intl Inc.      COM         950590109   136,708    3,916,013     SH           Other         1,2,3,4,5        3,916,013

H.J. Heinz Co.         COM         423074103    21,873      473,440     SH           Defined       1,2,3,5            473,440

H.J. Heinz Co.         COM         423074103   248,621    5,381,400     SH           Other         1,2,3,4,5        5,381,400

Chemtura Corp.         COM         163893100     4,903      551,531     SH           Defined       1,2,3,5            551,531

Tiffany & Co. NEW      COM         886547108    20,267      387,153     SH           Defined       1,2,3,5            387,153

SPDR TR            UNIT SER 1      78462F103   113,291      742,500     SH    PUT    Defined       1,2,3,5            742,500

